Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Contributions	$ 134,000	$ 133,000
Net gain for the defined benefit pension plan
Prior service cost for the defined benefit pension plan
Discount Rate Description	The discount rate is determined by reference to UK long dated government and corporate bond yields at the balance sheet date. This is represented by the iboxx AA 15 year plus return.
Expected overall rate of return on scheme assets	Expected long term rates of return to the asset distribution at December 31, 2011, gives rise to an expected overall rate of return of scheme assets of approximately 5.8% per annum.
Contribution to Pension fund	300,000
Expected benefit cashflow description	The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.
Retirement period used as a basis to estimate expected cash flows	10 years
Expected long-term rate of return on assets	5.80%
Long term equity risk-premium	6.10%
Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Risk free interest rate	2.80%
Long term equity risk-premium	3.10%
Expected long-term rate of return on bonds Description	The long-term expected return on bonds is determined by reference to UK long dated government and corporate bond yields at the balance sheet date. This is represented by the iboxx AA 15 year plus return.
Defined Benefit Plan Contributions
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of compensation	6.00%
Contributions	16,644,000	14,206,000	14,241,000
Defined Contribution Pension Plan 401k
Defined Benefit Plan Disclosure [Line Items]
Participant's contributions percentage	50.00%
Contributions percentage of compensation	6.00%
Contributions	$ 7,064,000	$ 6,603,000	$ 5,189,000